SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT INFORMATION ABOUT THE SEGMENTS LOSS

The following table presents information about the segment’s loss:

Revenue	$-

Less:
Employee expense	1,491,027
Occupancy expense	58,868
Research and development expense	230,005
Professional services expense	309,063
Warrants issued for services expense	855,402
Depreciation and amortization expense	26,159
Interest Expense	529,603
Office expense	55,041
Other segment expense (a)	52,443
Interest income	(74,843)
Unrealized investment on gold	(133,829)
Segment net loss	3,398,939

Reconciliation of loss

Adjustments and reconciling items	-

Consolidated net loss	$3,398,939

(a)	Other segment items included in segment net loss include bank service charges, insurance, filing fees, meals, and other overhead expenses